UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment |_|; Amendment Number:
                                              -----------------------
            This Amendment (Check only one.): |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chatterjee Fund Management, L.P. (a)
Address:    888 Seventh Avenue
            New York, NY 10106

Form 13F File Number: 28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Flanagan
Title:       Chief Financial Officer
Phone:       212-333-9888

Signature, Place, and Date of Signing:


/s/ John Flanagan               New York, New York            August 14, 2002
------------------------        ------------------            ---------------
[Signature]                     [City, State]                 [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              0
                                          -------
Form 13F Information Table Entry Total:        20
                                          -------
Form 13F Information Table Value Total:   $63,427
                                          -------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                           Chatterjee Fund Management
                           Form 13F Information Table
                           Quarter Ended June 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer           Title of  CUSIP     Value    Shrs or prn   SH/PRN      Put/Call  Investment Discretion   Voting Authority
--------------           --------  -----     -----    -----------   -------     --------  ---------------------   ----------------
                          Class            (x $1000)     amt
                          -----            ---------     ---
                                                                                           Sole   Shared   None  Sole  Shared  None
                                                                                           ----   ------   ----  ----  ------  ----
                                                                                                 Instr. V
                                                                                                 --------
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC            COM    036916104  $    62     16,360       SH                    X                     X
CONSECO INC                COM    208464107  $    95     47,581       SH                    X                     X
COGNIZANT TECHNOLOGY
SOLUTIONS                  CL A   192446102  $   376      7,000       SH                    X                     X
CCC INFORMATION SVCS
GROUP INC                  COM    12487Q109  $23,713  1,693,800       SH                    X                     X
COMMERCE ONE INC DEL       COM    200693109  $    31     62,400       SH                    X                     X
COMPUTER ASSOC INTL INC    COM    204912109  $ 1,293     81,400       SH                    X                     X
CRITICAL PATH INC          COM    22674V100  $ 2,966  2,907,596       SH                    X                     X
CRITICAL PATH INC          NOTE
                          5.750%  22674VAB6  $ 5,520  9,200,000       PRN                   X                     X
                           4/0
GREY WOLF INC              COM    397888108  $   577    141,000       SH                    X                     X
IKON OFFICE SOLUTIONS
INC                        COM    451713101  $   959    102,065       SH                    X                     X
INFOUSA INC NEW            COM    456818301  $   715    130,600       SH                    X                     X
INTERWOVEN INC             COM    46114T102  $   516    169,090       SH                    X                     X
IVILLAGE INC               COM    46588H105  $    37     29,321       SH                    X                     X
PRIMUS TELECOMMUNICATIONS
GRP                        COM    741929103  $    85    121,830       SH                    X                     X

RCN CORP                   COM    749361101  $    29     21,055       SH                    X                     X
SORRENTO NETWORKS CORP     COM    83586Q100  $    16     17,000       SH                    X                     X
SYBASE INC                 COM    871130100  $24,818  2,352,450       SH                    X                     X
TRIPOS INC                 COM    896928108  $ 1,105     50,666       SH                    X                     X
VITRIA TECHNOGLOGY INC     COM    92849Q104  $   192    200,000       SH                    X                     X
WEBMETHODS INC             COM    94768C108  $   322     32,500       SH                    X                     X
REPORT
SUMMARY:    20 DATA RECORDS                  $63,427           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED